Consolidated Statement of Cashflows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Income (loss)	$ (714,680)	$ (93,197)	$ 174,268
Adjustments to reconcile net (loss) to net cash used in operating activities:
Bad debt expenses	17,708
Interest forgiven	32,153
Changes in operating assets and liabilities:
Due to related party	48,394	(274,251)	(175,757)
Contract assets	37,186	73,909	(47,550)
Account receivables	(25,177)	12,780	(9,571)
Rent deposit	(8,192)	(385)
Non-cash operating lease expense	77,084	20,772	24,074
Deferred offering costs	340,320
Right-of-use liabilities	(77,350)	(20,766)	(23,680)
Contract liabilities	29,248	38,742	(134,062)
Account payable	(15,087)	11,068	772
Accrued expenses	2,178	(7,783)	6,814
Net cash used in operating activities	(256,215)	(239,111)	(184,692)
Cash flows from financing activities:
Borrowings on debt		472,477
Loan payment	(1,497)
Net cash provided from financing activities	(1,497)	472,477
Net change in cash	(257,712)	233,366	(184,692)
Effect of currency translation on cash and cash equivalents	21,502	75	(363)
Cash and cash equivalents, beginning of period	268,160	34,719	219,774
Cash and cash equivalents, end of period	31,950	268,160	34,719
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	16,298	1,199
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Establishment of ROU asset and liabilities	82,402	45,680	31,689
Shareholder distribution	600,000
Debt conversion	600,000
Shares issued for service	$ 85,800